Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories
7.	Inventories

 The following is a summary of Inventories:

	As of December 31,
	2016	2017
	RMB	RMB
General merchandise	673,477	640,538
Packing materials and others	3,146	4,082
Less: Inventory write down	(30,507)	(41,529)
Total	646,116	603,091